UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
12/31/12 (Unaudited)

MORTGAGE-BACKED SECURITIES (46.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (13.8%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.764s, 2032			$1,160,223	$1,896,688
IFB Ser. 3408, Class EK, 24.952s, 2037			717,424	1,141,322
IFB Ser. 2979, Class AS, 23.507s, 2034			366,742	485,677
IFB Ser. 3727, Class PS, IO, 6.491s, 2038			23,159,409	1,986,543
IFB Ser. 3895, Class SM, IO, 6.441s, 2040			15,762,359	1,981,815
IFB Ser. 4048, Class GS, IO, 6.441s, 2040			21,568,257	4,019,245
IFB Ser. 3860, Class SP, IO, 6.391s, 2040			39,735,091	6,346,886
IFB Ser. 3861, Class PS, IO, 6.391s, 2037			16,359,482	2,584,471
IFB Ser. 4032, Class SA, IO, 6.291s, 2042			21,303,569	2,769,106
IFB Ser. 3780, Class PS, IO, 6.241s, 2035			20,218,601	1,543,248
IFB Ser. 4125, Class SH, IO, 5.941s, 2042			22,957,178	3,392,153
IFB Ser. 4105, Class LS, IO, 5.941s, 2041			19,404,226	3,699,804
IFB Ser. 3768, Class PS, IO, 5.791s, 2036			21,154,349	1,126,638
IFB Ser. 3753, Class S, IO, 5.741s, 2040			8,560,215	1,040,601
Ser. 3687, Class CI, IO, 5s, 2038			25,021,283	2,796,879
Ser. 3632, Class CI, IO, 5s, 2038			7,246,125	398,899
Ser. 3626, Class DI, IO, 5s, 2037			4,071,189	125,189
Ser. 4122, Class TI, IO, 4 1/2s, 2042			30,984,088	4,399,741
Ser. 4000, Class PI, IO, 4 1/2s, 2042			50,976,117	6,198,696
Ser. 4019, Class GI, IO, 4 1/2s, 2041			75,067,351	9,308,351
Ser. 4024, Class PI, IO, 4 1/2s, 2041			71,594,002	7,875,269
Ser. 3747, Class HI, IO, 4 1/2s, 2037			9,059,935	691,002
Ser. 4090, Class BI, IO, 4s, 2042			3,230,311	350,036
Ser. 4098, Class PI, IO, 4s, 2042			27,708,363	4,172,325
Ser. 3748, Class NI, IO, 4s, 2034			26,567,451	990,966
Ser. 3740, Class KI, IO, 4s, 2033			23,343,116	334,974
Ser. 4105, Class HI, IO, 3 1/2s, 2041			16,151,897	2,364,799
Ser. T-56, Class A, IO, 0.524s, 2043			295,196	5,131
Ser. T-56, Class 3, IO, 0.484s, 2043			10,184,636	133,275
Ser. T-57, Class 1AX, IO, 0.412s, 2043			19,798,717	238,224
Ser. T-56, Class 1, IO, 0.298s, 2043			350,258	2,627
Ser. T-56, Class 2, IO, 0.132s, 2043			323,311	998
Ser. 4077, Class TO, PO, zero %, 2041			42,934,461	36,410,999
Ser. 3314, PO, zero %, 2036			276,846	263,795
Ser. 1208, Class F, PO, zero %, 2022			115,331	107,833
FRB Ser. 3326, Class WF, zero %, 2035			227,602	218,497
FRB Ser. 3030, Class EF, zero %, 2035			2,739	2,736
FRB Ser. 3007, Class LU, zero %, 2035			6,480	6,357

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.798s, 2036			1,685,870	2,852,763
IFB Ser. 05-45, Class DA, 23.651s, 2035			3,399,036	5,645,313
IFB Ser. 05-83, Class QP, 16.849s, 2034			553,128	771,453
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036			98,129	17,169
IFB Ser. 12-66, Class HS, IO, 6.49s, 2041			17,435,552	3,485,890
IFB Ser. 12-88, Class SB, IO, 6.46s, 2042			38,235,609	6,646,496
IFB Ser. 10-99, Class NS, IO, 6.39s, 2039			35,707,801	3,885,009
IFB Ser. 11-87, Class HS, IO, 6.29s, 2041			24,220,104	4,122,020
IFB Ser. 12-132, Class SB, IO, 5.99s, 2042			65,076,217	10,852,761
IFB Ser. 09-100, Class SA, IO, 5.99s, 2039			12,631,371	1,365,767
IFB Ser. 12-113, Class CS, IO, 5.94s, 2041			17,107,944	3,207,568
IFB Ser. 12-113, Class SG, IO, 5.89s, 2042			17,987,294	3,152,453
IFB Ser. 10-46, Class WS, IO, 5.54s, 2040			59,466,084	7,467,751
Ser. 399, Class 2, IO, 5 1/2s, 2039			256,890	25,518
Ser. 374, Class 6, IO, 5 1/2s, 2036			9,460,348	1,263,051
Ser. 12-132, Class PI, IO, 5s, 2042			61,194,130	11,612,810
Ser. 398, Class C5, IO, 5s, 2039			6,659,411	662,611
Ser. 10-13, Class EI, IO, 5s, 2038			4,137,949	169,971
Ser. 378, Class 19, IO, 5s, 2035			8,184,859	859,410
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			41,719,300	6,617,515
Ser. 409, Class 81, IO, 4 1/2s, 2040			43,731,410	5,417,399
Ser. 404, Class 2, IO, 4 1/2s, 2040			529,001	69,245
Ser. 366, Class 22, IO, 4 1/2s, 2035			7,465,253	574,451
Ser. 12-118, Class PI, IO, 4s, 2042			28,686,549	4,392,484
Ser. 12-96, Class PI, IO, 4s, 2041			10,385,083	1,351,515
Ser. 406, Class 2, IO, 4s, 2041			50,829,978	6,023,352
Ser. 406, Class 1, IO, 4s, 2041			33,701,419	4,135,164
Ser. 409, Class C16, IO, 4s, 2040			33,901,141	3,418,374
Ser. 405, Class 2, IO, 4s, 2040			552,920	64,189
Ser. 03-W10, Class 1, IO, 1.36s, 2043			9,817,062	416,075
Ser. 00-T6, IO, 0.758s, 2030			10,081,028	214,222
Ser. 01-T1, Class 1, IO, 0.748s, 2040			1,192,857	27,652
Ser. 01-50, Class B1, IO, 0.409s, 2041			512,242	5,122
Ser. 02-W8, Class 1, IO, 0.335s, 2042			14,497,455	172,157
Ser. 99-51, Class N, PO, zero %, 2029			151,887	146,541

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.863s, 2041			87,107,224	96,960,793
IFB Ser. 10-151, Class SL, IO, 6.489s, 2039			26,209,770	4,032,111
IFB Ser. 10-163, Class SI, IO, 6.42s, 2037			31,095,932	4,431,201
IFB Ser. 10-26, Class QS, IO, 6.039s, 2040			15,519,320	2,715,881
IFB Ser. 10-61, Class SJ, IO, 5.841s, 2040			23,247,273	4,088,730
IFB Ser. 11-70, Class SM, IO, 5.681s, 2041			32,221,000	7,990,486
IFB Ser. 11-70, Class SH, IO, 5.681s, 2041			33,097,000	8,311,981
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			29,362,015	2,823,158
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			79,859,244	13,027,039
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			29,551,788	3,550,352
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			38,740,759	4,662,450
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			14,134,997	1,362,190
Ser. 11-116, Class BI, IO, 4s, 2026			22,676,617	2,259,952
Ser. 12-48, Class AI, IO, 3 1/2s, 2036			29,275,309	4,376,659
Ser. 11-70, PO, zero %, 2041			68,092,490	56,021,053
Ser. 06-36, Class OD, PO, zero %, 2036			45,929	42,686
Ser. 06-64, PO, zero %, 2034			168,056	165,486

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 6.04s, 2045			111,244,350	21,136,427

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028			642,887	99,648

				450,581,319
Commercial mortgage-backed securities (11.9%)

Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class AJ, 5.695s, 2046			14,900,000	14,160,364
Ser. 06-1, Class B, 5.49s, 2045			4,164,000	3,731,048
FRB Ser. 05-6, Class B, 5.19s, 2047			7,000,000	7,037,744

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036			121,947	102,436
Ser. 01-1, Class K, 6 1/8s, 2036			2,478,733	351,931
Ser. 07-5, Class XW, IO, 0.38s, 2051			206,132,035	2,438,130

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.966s, 2042			3,504,000	3,637,397
FRB Ser. 07-PW17, Class AJ, 5.89s, 2050			15,834,000	13,933,920
FRB Ser. 06-PW12, Class AJ, 5.751s, 2038			5,354,000	5,302,238
Ser. 06-PW13, Class AJ, 5.611s, 2041			9,500,000	9,261,313
Ser. 05-PWR7, Class D, 5.304s, 2041			4,190,000	3,707,312
Ser. 05-PWR7, Class C, 5.235s, 2041			4,945,000	4,380,296
Ser. 05-PWR7, Class B, 5.214s, 2041			7,239,000	7,021,830
Ser. 05-PWR9, Class AJ, 4.985s, 2042			4,207,000	4,324,796

Citigroup Commercial Mortgage Trust
Ser. 06-C5, Class AJ, 5.482s, 2049			7,097,000	6,754,747
FRB Ser. 05-C3, Class B, 5.029s, 2043			16,007,000	14,575,974

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A Ser. 07-CD5, Class XS, IO, 0.036s, 2044			132,801,500	522,716

Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.581s, 2014 (United Kingdom)		GBP	694,986	1,004,784
FRB Ser. 05-CT1A, Class D, 1.578s, 2014 (United Kingdom)		GBP	2,491,896	3,400,287

Credit Suisse Mortgage Capital Certificates FRB Ser. 06-C1, Class AJ, 5.409s, 2039			$5,041,000	5,307,669

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038			4,095,582	167,919

CS First Boston Mortgage Securities Corp. Ser. 05-C3, Class AJ, 4.771s, 2037			12,942,000	13,339,746

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class H, 6.326s, 2035			9,440,000	9,504,664
Ser. 02-CP5, Class M, 5 1/4s, 2035			2,489,146	124,457

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031(F)			2,235,111	2,229,796

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.094s, 2020			14,459,895	289,198

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			3,121,100	1,734,286

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.21s, 2037 (Cayman Islands)			614,000	552,600

GE Capital Commercial Mortgage Corp.
FRB Ser. 05-C4, Class AJ, 5.307s, 2045			2,912,000	2,562,560
FRB Ser. 06-C1, Class AJ, 5.296s, 2044			7,870,000	7,500,425

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class B, 4.965s, 2041			4,022,000	3,423,728

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			11,909,000	10,861,079

Greenwich Capital Commercial Funding Corp. 144A FRB Ser. 03-C1, Class J, 5.363s, 2035			13,755,000	13,964,076

GS Mortgage Securities Corp. II 144A Ser. 05-GG4, Class XC, IO, 0.746s, 2039			361,483,487	5,422,252

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.21s, 2030 (Cayman Islands)			2,622,218	1,448,775

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.077s, 2051			6,888,000	6,474,720
FRB Ser. 06-LDP7, Class AJ, 5.871s, 2045			25,674,000	24,970,866
Ser. 06-CB16, Class AJ, 5.623s, 2045			9,700,000	8,731,649
Ser. 06-LDP6, Class AJ, 5.565s, 2043			8,255,000	7,851,331
FRB Ser. 05-LDP3, Class D, 5.194s, 2042			7,091,000	6,452,810
FRB Ser. 04-CBX, Class B, 5.021s, 2037			2,344,000	2,311,369
FRB Ser. 05-LDP3, Class AJ, 4.997s, 2042			2,346,000	2,492,999
FRB Ser. 05-CB12, Class AJ, 4.987s, 2037			5,406,000	5,603,697
FRB Ser. 04-C3, Class C, 4.981s, 2042			4,777,000	4,585,920
FRB Ser. 05-LDP2, Class C, 4.911s, 2042			3,650,000	3,467,500

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 07-CB20, Class X1, IO, 0.154s, 2051			265,403,810	2,588,218

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			8,260,023	8,350,382
Ser. 98-C4, Class J, 5.6s, 2035			3,535,000	3,875,421

LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class C, 5.482s, 2039			4,186,000	3,767,400

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.402s, 2028			478,376	48

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.276s, 2051			3,740,000	3,645,752
Ser. 06-C2, Class AJ, 5.802s, 2043			5,666,000	5,212,720
FRB Ser. 07-C1, Class A2, 5.745s, 2050			1,054,948	1,073,595
Ser. 05-CKI1, Class AJ, 5.263s, 2037			6,407,000	6,602,414
Ser. 04-KEY2, Class D, 5.046s, 2039			4,390,000	3,923,563

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 9.025s, 2037			3,623,049	163,037
Ser. 07-C5, Class X, IO, 5.244s, 2049			8,178,963	584,796

Morgan Stanley Capital I Ser. 06-HQ9, Class AJ, 5.793s, 2044			5,228,000	5,708,113

Morgan Stanley Capital I 144A FRB Ser. 04-RR, Class F7, 6s, 2039			12,336,285	11,781,152

N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A, Class C1A, 3.312s, 2038			2,016,779	1,578,130

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018			1,590,000	1,192,500

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			4,272,281	640,842

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045			15,371,000	14,256,603
FRB Ser. 07-C34, Class AJ, 5.974s, 2046			8,216,000	7,723,040
FRB Ser. 06-C25, Class AJ, 5.736s, 2043			5,419,000	5,500,285
FRB Ser. 05-C20, Class B, 5.248s, 2042			18,287,522	17,786,956
FRB Ser. 05-C21, Class D, 5.24s, 2044			24,100,000	23,847,046
Ser. 07-C34, IO, 0.345s, 2046			71,046,642	859,664

				387,687,031
Residential mortgage-backed securities (non-agency) (20.6%)

Adjustable Rate Mortgage Trust FRB Ser. 06-2, Class 1A1, 5.338s, 2036			9,977,326	8,655,330

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO, zero %, 2047			69,881,507	8,156,482

American Home Mortgage Investment Trust Ser. 07-1, Class GIOP, IO, 2.078s, 2047			12,282,777	1,842,416

Banc of America Funding Corp.
Ser. 06-2, Class 2A13, 6s, 2036			6,918,368	7,056,735
FRB Ser. 06-G, Class 2A5, 0.491s, 2036			5,008,076	4,206,784

Banc of America Funding Corp. 144A FRB Ser. 09-R12A, Class A2, 3.045s, 2036			4,284,394	2,827,700

Banc of America Mortgage Securities Ser. 05-11, Class 1A10, 6s, 2035			5,800,000	5,655,000

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			1,914,936	995,767
Ser. 12-RR10, Class 8A2, 4s, 2036			4,170,552	4,212,257
FRB Ser. 12-RR10, Class 9A2, 2.662s, 2035			9,321,295	6,897,758
Ser. 12-RR10, Class 4A2, 2.626s, 2036			6,490,341	5,192,273

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 9A3, 21.132s, 2037			4,854,850	4,545,353
FRB Ser. 12-RR12, Class 3A3, 21.062s, 2037			2,907,101	2,391,091
FRB Ser. 12-RR12, Class 2A3, 14.483s, 2035			3,005,762	2,994,070
FRB Ser. 11-RR4, Class 6A4, 14.295s, 2037			10,908,970	8,618,087
Ser. 12-RR11, Class 4A3, 13.64s, 2037			3,779,379	2,721,153
FRB Ser. 12-RR11, Class 5A3, 13.492s, 2037			1,591,785	963,030
FRB Ser. 12-RR12, Class 5A1, 5.138s, 2036			14,226,000	14,492,738
FRB Ser. 12-RR12, Class 5A2, 5.138s, 2036			9,815,280	7,305,022
Ser. 12-RR11, Class 9A2, 4s, 2037			9,103,459	9,080,700
Ser. 12-RR12, Class 3A2, 4s, 2037			5,628,000	5,656,140
Ser. 12-RR11, Class 4A2, 4s, 2037			5,307,934	5,341,109
Ser. 12-RR12, Class 1A2, 4s, 2037			2,206,000	2,222,545
Ser. 12-RR11, Class 3A2, 4s, 2036			1,810,679	1,806,152
Ser. 12-RR12, Class 2A2, 4s, 2035			3,056,000	3,094,200
FRB Ser. 12-RR11, Class 5A2, 4s, 2037			2,268,443	2,257,101
FRB Ser. 12-RR12, Class 4A2, 2.917s, 2036			5,844,755	3,190,710
FRB Ser. 09-RR6, Class 1A2, 2.47s, 2035			7,751,421	5,716,673
Ser. 09-RR7, Class 1A7, IO, 1.798s, 2046			163,619,945	6,953,848
Ser. 09-RR7, Class 2A7, IO, 1.58s, 2047			377,720,995	15,599,877

Bear Stearns Adjustable Rate Mortgage Trust
FRB Ser. 07-4, Class 12A1, 5.579s, 2037			6,402,413	5,442,051
FRB Ser. 07-4, Class 22A1, 5.434s, 2047			11,354,229	9,821,408
FRB Ser. 05-4, Class 2A3, 2.631s, 2035			8,600,000	7,783,000
FRB Ser. 06-1, Class A1, 2.37s, 2036			3,568,924	3,336,944

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.085s, 2034			265,627	96,547

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			68,431,312	1,922,920
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			49,577,349	728,787

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR3, Class 1A2A, 5.595s, 2036			8,771,036	8,091,281

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 11-12, Class 2A2, 0.58s, 2035			8,520,000	6,390,000
FRB Ser. 12-1, Class 1A2, 0.58s, 2035			8,187,000	5,976,510

Countrywide Alternative Loan Trust
FRB Ser. 06-36T2, Class 1A7, 6 1/4s, 2036			14,732,236	11,896,281
Ser. 07-HY9, Class X, IO, 0.65s, 2047			52,277,029	2,247,912

Countrywide Home Loans
Ser. 07-16, Class A1, 6 1/2s, 2037			8,603,464	8,044,238
Ser. 07-17, Class 1A2, 6s, 2037			15,521,808	14,975,440
Ser. 07-10, Class A21, 6s, 2037			5,647,797	5,026,539
Ser. 06-20, Class 1A21, 6s, 2037			4,341,361	4,015,759
Ser. 06-10, Class 1A16, 6s, 2036			12,618,460	11,388,161

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.079s, 2043		GBP	2,706,624	3,719,671
FRB Ser. 03-2, Class 2C1, 2.754s, 2043		EUR	7,263,000	8,110,435

Green Tree Financial Corp. Ser. 95-F, Class B2, 7.1s, 2021			$57,425	56,327

Green Tree Home Improvement Loan Trust Ser. 95-D, Class B2, 7.45s, 2025			55,802	50,381

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036			50,737,869	2,125,917

GSR Mortgage Loan Trust
FRB Ser. 06-AR1, Class 2A4, 2.774s, 2036			6,945,000	5,312,925
FRB Ser. 05-AR4, Class 3A5, 2.756s, 2035			4,000,000	3,600,000

Harborview Mortgage Loan Trust FRB Ser. 05-9, Class 2A1C, 0.661s, 2035			6,192,146	5,449,088

JPMorgan Mortgage Trust
FRB Ser. 06-A2, Class 2A4, 5.334s, 2036			51,993	45,234
FRB Ser. 07-A1, Class 3A4, 3.095s, 2035			5,014,431	3,941,287
FRB Ser. 05-A8, Class 2A3, 2.881s, 2035			17,733,600	16,258,271

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO, PO, 0.8s, 2047			35,381,105	1,171,115

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8, Class B3, 3.41s, 2034			330,746	132,696

Structured Asset Mortgage Investments Trust Ser. 07-AR6, Class X2, IO, 1/2s, 2047			140,094,513	2,984,013

Structured Asset Mortgage Investments, Inc. Ser. 06-AR8, Class X, IO, 0.4s, 2036			147,871,226	2,410,301

WAMU Mortgage Pass-Through Certificates
FRB Ser. 07-HY6, Class 2A1, 4.812s, 2037			24,678,657	20,113,105
FRB Ser. 07-HY1, Class 5A1, 4.711s, 2037			21,057,405	16,803,151
FRB Ser. 07-HY3, Class 2A1, 4.68s, 2037			11,992,886	9,714,238
FRB Ser. 07-HY2, Class 1A1, 2.643s, 2036			5,815,526	4,623,343
FRB Ser. 07-HY7, Class 2A1, 2.569s, 2037			12,627,089	9,407,181
FRB Ser. 05-AR12, Class 1A4, 2.472s, 2035			4,700,000	4,253,500
FRB Ser. 06-AR14, Class 1A4, 2.423s, 2036			4,752,530	3,825,787
FRB Ser. 06-AR1, Class 2A1B, 1.235s, 2046			17,801,781	15,398,541
FRB Ser. 06-AR1, Class 2A1C, 1.235s, 2046			17,667,673	9,452,205
FRB Ser. 06-AR9, Class 1A, 1.166s, 2046			26,832,242	21,734,116

FRB Ser. 06-AR11, Class 1A, 1.12s, 2046			20,805,700	16,540,531
FRB Ser. 06-AR15, Class 1A, 1.006s, 2046			20,453,584	16,056,064
FRB Ser. 06-AR17, Class 1A, 0.986s, 2046			11,522,862	8,642,146
FRB Ser. 06-AR19, Class 1A, 0.906s, 2047			8,179,835	5,889,481
FRB Ser. 05-AR13, Class A1C3, 0.7s, 2045			31,113,628	23,024,085
FRB Ser. 05-AR17, Class A1C3, 0.69s, 2045			8,056,907	4,189,592
FRB Ser. 05-AR15, Class A1C3, 0.69s, 2045			8,591,785	3,436,714
FRB Ser. 05-AR8, Class 2AC2, 0.67s, 2045			12,638,704	10,742,898
FRB Ser. 05-AR11, Class A1B2, 0.66s, 2045			7,476,377	6,429,684
FRB Ser. 05-AR13, Class A1B2, 0.64s, 2045			9,318,119	8,013,582
FRB Ser. 05-AR17, Class A1B2, 0.62s, 2045			1,934,998	1,615,723
FRB Ser. 05-AR11, Class A1B3, 0.61s, 2045			13,964,969	12,009,873
FRB Ser. 05-AR8, Class 2AC3, 0.6s, 2045			4,380,914	3,701,872
FRB Ser. 05-AR2, Class 2A1B, 0.58s, 2045			7,606,586	6,693,796
FRB Ser. 05-AR17, Class A1A2, 1/2s, 2045			5,599,969	4,815,973
FRB Ser. 05-AR15, Class A1A2, 0.49s, 2045			17,352,952	14,836,774
FRB Ser. 05-AR6, Class 2AB3, 0.48s, 2045			4,324,189	3,805,287

Wells Fargo Mortgage Backed Securities Trust
Ser. 07-11, Class A1, 6s, 2037			3,819,786	3,705,192
Ser. 07-11, Class A36, 6s, 2037			3,938,770	3,958,464
Ser. 06-8, Class A9, 6s, 2036			14,823,043	15,069,105
Ser. 07-12, Class A7, 5 1/2s, 2037			3,227,065	3,364,215
Ser. 06-3, Class A2, 5 1/2s, 2036			6,846,000	6,931,575
FRB Ser. 07-AR3, Class A2, 5.376s, 2037			3,607,106	3,255,395
FRB Ser. 06-AR1, Class 2A5, 5.35s, 2036			8,236,000	8,256,590
FRB Ser. 06-AR11, Class A6, 5.081s, 2036			7,690,005	7,094,030
FRB Ser. 05-AR16, Class 4A2, 2.651s, 2035			5,050,517	4,924,254
FRB Ser. 06-AR17, Class A1, 2.631s, 2036			6,014,721	5,292,954
FRB Ser. 06-AR2, Class 2A3, 2.627s, 2036			5,894,810	5,747,440
FRB Ser. 05-AR15, Class 1A8, 2.617s, 2035			13,720,000	13,171,151

				669,739,147

Total mortgage-backed securities (cost $1,425,693,236)				$1,508,007,497

CORPORATE BONDS AND NOTES (37.9%)(a)
			Principal amount	Value

Basic materials (1.8%)

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022			$690,000	$717,600

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			3,317,000	3,524,313

Boise Cascade LLC / Boise Cascade Finance Corp. 144A sr. unsec. notes 6 3/8s, 2020 (United Kingdom)			280,000	288,400

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			990,000	1,039,500

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			2,735,000	3,063,200

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022			955,000	1,074,375

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			103,000	111,240

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020			940,000	949,400

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			1,674,000	1,510,785

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			1,489,000	1,570,895

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			2,302,000	2,365,305

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			1,125,000	1,153,125

Grohe Holding GmbH 144A company guaranty sr. notes FRN 4.183s, 2017 (Germany)		EUR	3,548,000	4,717,841

HD Supply, Inc. company guaranty sr. unsec. sub. notes 13 1/2s, 2015			$1,333,000	1,366,325

HD Supply, Inc. 144A company guaranty sr. unsec. notes 11 1/2s, 2020			2,159,000	2,431,574

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			1,725,000	1,772,438

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			2,841,000	3,245,843

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			1,100,000	1,245,750

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			995,000	1,006,194

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			591,000	576,225

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			140,000	148,750

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			1,205,000	1,268,263

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			2,490,000	2,919,525

LyondellBasell Industries NV sr. unsec. unsub. notes 5 3/4s, 2024			2,335,000	2,743,625

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019			4,200,000	4,641,000

Momentive Performance Materials, Inc. 144A company guaranty sr. notes 10s, 2020			392,000	386,120

MPM Escrow LLC / MPM Finance Escrow Corp. 144A sr. notes 8 7/8s, 2020			750,000	757,500

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			495,000	512,325

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			1,585,000	1,767,275

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			705,000	742,013

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			1,560,000	1,606,800

PQ Corp. 144A sr. notes 8 3/4s, 2018			1,255,000	1,317,750

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			435,000	487,200

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			1,285,000	1,310,700

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			305,000	329,400

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			675,000	690,188

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			82,000	85,895

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022			305,000	323,300

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019			405,000	429,300

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			2,010,000	2,030,100

				58,227,357
Capital goods (1.8%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			285,000	299,250

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			821,000	896,943

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)			791,139	1,091,873

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)			1,027,300	1,088,938

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	500,000	720,621

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		EUR	685,000	987,250

Ardagh Packaging Finance PLC 144A company guaranty sr. unsec. unsub. notes 9 1/8s, 2020 (Ireland)			$250,000	272,500

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)			250,000	271,875

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			4,330,000	4,817,125

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			1,425,000	1,510,500

Ball Corp. company guaranty sr. unsec. notes 5s, 2022			369,000	394,830

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			1,194,000	1,313,400

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			650,000	650,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			2,050,000	2,319,063

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			348,000	372,360

Continental Rubber of America Corp. 144A notes 4 1/2s, 2019			800,000	816,000

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	475,000	688,771

Exide Technologies sr. notes 8 5/8s, 2018			$190,000	161,025

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			375,000	388,594

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			2,585,000	2,837,038

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			3,324,000	4,389,370

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			470,000	472,938

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			972,000	1,108,080

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			3,373,000	3,103,160

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			1,445,000	1,575,050

Rexam PLC unsec. sub. bonds FRB 6 3/4s, 2067 (United Kingdom)		EUR	1,430,000	1,976,942

Rexel SA company guaranty sr. unsec. notes 8 1/4s, 2016 (France)		EUR	1,019,000	1,471,247

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			$500,000	528,124

Reynolds Group Issuer, Inc. company guaranty sr. notes 7 7/8s, 2019			885,000	984,563

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			885,000	951,375

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub. notes 9s, 2019			3,375,000	3,510,000

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			680,000	690,200

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			965,000	996,363

Silver II Borrower/Silver II US Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 3/4s, 2020 (Luxembourg)			525,000	543,375

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			2,190,000	2,376,150

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			1,830,000	1,992,413

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			1,980,000	2,079,000

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			3,154,000	3,359,010

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			1,893,000	2,101,230

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			2,171,000	2,401,669

				58,508,215
Communication services (5.1%)

AMC Networks, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			450,000	451,688

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			847,000	918,995

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			621,000	724,241

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			179,000	199,138

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			3,418,000	3,678,623

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			1,634,000	1,762,678

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			630,000	630,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			3,076,000	3,322,080

Cequel Communiciations Escrow Capital Corp. 144A sr. unsec. notes 6 3/8s, 2020			375,000	390,469

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			1,307,000	1,349,478

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			2,017,000	2,173,318

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			3,103,000	3,335,725

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			3,006,000	3,066,120

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			3,740,000	3,959,725

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			950,000	1,049,750

Crown Castle International Corp. 144A sr. unsec. notes 5 1/4s, 2023			1,255,000	1,342,850

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			3,373,000	3,609,110

DISH DBS Corp. company guaranty 7 1/8s, 2016			1,370,000	1,534,400

DISH DBS Corp. company guaranty 6 5/8s, 2014			3,500,000	3,762,500

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			3,413,000	3,890,820

Equinix, Inc. sr. unsec. notes 7s, 2021			1,840,000	2,042,400

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			620,000	726,950

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			1,405,000	1,622,775

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			4,000,000	4,600,000

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			1,949,000	2,148,773

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			3,202,000	3,642,275

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			4,928,000	5,297,600

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			1,949,000	2,148,773

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			770,000	795,025

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			10,821,093	11,497,411

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			2,801,000	2,962,058

Kabel Deutschland GmbH 144A sr. bonds 6 1/2s, 2018 (Germany)		EUR	1,560,000	2,231,451

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			$1,699,000	1,898,633

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			1,493,000	1,657,230

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			515,000	561,350

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020			183,000	191,235

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			386,000	427,495

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			5,905,000	6,399,544

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			3,892,000	3,619,560

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			353,000	280,635

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			1,647,000	1,231,133

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			3,406,000	3,652,935

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			3,202,000	3,666,290

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	2,520,000	4,277,826

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			$610,000	667,639

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			1,375,000	1,593,241

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			2,503,000	2,797,103

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			520,000	552,500

Sprint Capital Corp. company guaranty 8 3/4s, 2032			1,134,000	1,386,315

Sprint Capital Corp. company guaranty 6 7/8s, 2028			3,610,000	3,754,400

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			4,280,000	4,975,500

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			1,886,000	2,051,025

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017			1,625,000	1,913,438

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			1,152,000	1,258,560

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			4,027,000	4,973,345

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		EUR	495,000	707,168

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		CHF	540,000	632,331

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s, 2024 (Luxembourg)		EUR	580,000	822,392

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s, 2022 (Luxembourg)			$790,000	1,115,348

TW Telecom Holdings, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			475,000	497,563

Unitymedia GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	2,398,000	3,551,148

Unitymedia GmbH 144A sr. sub. notes 9 1/2s, 2021 (Germany)			$665,000	1,017,113

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr. notes 7 1/2s, 2019 (Germany)			1,855,000	2,687,238

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 8 1/8s, 2017 (Germany)		EUR	1,624,000	2,314,745

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)			$1,986,000	2,929,990

Virgin Media Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)		GBP	162,000	298,322

Virgin Media Finance PLC company guaranty sr. unsec. unsub. notes 5 1/4s, 2022 (United Kingdom)			$730,000	776,165

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)		EUR	301,000	402,021

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Luxembourg)		EUR	4,110,000	5,401,887

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			$1,135,000	1,149,188

Wind Acquisition Holding company guaranty sr. notes Ser. REGS, 12 1/4s, 2017 (Luxembourg)(PIK)		EUR	1,340,239	1,733,669

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			$710,000	775,675

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			2,884,000	3,244,500

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			780,000	842,400

				165,552,994
Consumer cyclicals (6.7%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			360,000	399,600

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			570,000	367,650

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			4,005,000	3,053,813

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			3,145,000	2,555,313

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			2,673,000	3,087,315

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			3,304,000	3,394,860

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			1,030,000	1,054,473

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			765,000	826,200

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			2,870,000	3,243,100

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			565,000	605,963

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			1,030,000	1,032,575

Bon-Ton Department Stores, Inc. (The) 144A company guaranty sr. notes 10 5/8s, 2017			2,390,000	2,324,275

Boyd Gaming Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			600,000	612,000

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			1,185,000	1,307,944

Building Materials Corp. 144A sr. notes 7s, 2020			2,425,000	2,643,250

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			830,000	896,400

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			1,965,000	2,171,325

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			1,865,000	2,014,200

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			2,674,000	1,771,525

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			3,259,000	3,491,204

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			855,000	961,875

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			2,760,000	2,622,000

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			735,000	814,013

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			3,825,000	4,207,500

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			680,000	751,400

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty 10 3/4s, 2017(PIK)			4,530,625	4,915,728

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			4,178,000	3,728,865

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019			1,001,000	915,915

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			703,000	708,273

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			3,470,000	3,409,275

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			3,127,000	3,611,685

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			3,355,000	3,564,688

FelCor Lodging LP 144A sr. notes 5 5/8s, 2023(R)			450,000	447,750

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			3,940,000	4,347,538

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			1,480,000	1,725,402

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			2,635,000	3,033,744

Gray Television, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2020			1,200,000	1,227,000

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	2,495,000	2,590,014

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s, 2040 (Mexico)			$900,000	1,148,213

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)			775,000	914,849

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			2,197,000	2,416,700

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			485,000	532,288

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes 4 3/4s, 2023(R)			505,000	537,825

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			2,233,000	2,512,125

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			1,235,000	1,346,150

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			4,588,000	4,943,570

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	2,485,000	3,398,161

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	265,000	381,215

Jo-Ann Stores Holdings, Inc. 144A sr. notes 9 3/4s, 2019(PIK)			$700,000	706,125

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			485,000	521,375

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			1,060,000	1,148,775

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			655,000	717,225

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			580,000	629,300

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			1,875,000	1,940,625

Lennar Corp. 144A company guaranty sr. unsec. notes 4 3/4s, 2022			645,000	632,100

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			2,175,000	2,501,250

Limited Brands, Inc. sr. notes 5 5/8s, 2022			855,000	934,088

Lottomatica Group SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066 (Italy)		EUR	3,337,000	4,617,950

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			$1,000,000	1,100,000

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			883,000	1,037,624

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			1,765,000	105,900

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			1,420,000	1,519,400

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			915,000	967,613

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			1,120,000	1,192,800

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			360,000	359,100

MGM Resorts International 144A company guaranty sr. unsec. notes 6 3/4s, 2020			1,160,000	1,184,650

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			1,295,000	1,353,275

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			4,615,776	4,892,723

Navistar International Corp. sr. notes 8 1/4s, 2021			2,220,000	2,142,300

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			2,175,000	2,213,063

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			365,000	370,475

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018 (Netherlands)			337,000	376,598

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020 (Netherlands)			900,000	895,500

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			2,343,000	2,606,588

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			1,625,000	1,803,750

Owens Corning company guaranty sr. unsec. notes 9s, 2019			679,000	850,448

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			2,466,000	2,811,240

Penske Automotive Group, Inc. 144A company guaranty sr. sub. notes 5 3/4s, 2022			1,510,000	1,555,300

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			1,280,000	1,419,200

Petco Holdings, Inc. 144A sr. notes 8 1/2s, 2017(PIK)			665,000	686,613

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			2,900,000	3,113,875

Polish Television Holding BV sr. notes stepped-coupon Ser. REGS, 11 1/4s (13s, 11/15/14), 2017 (Netherlands)(STP)		EUR	5,050,000	7,254,937

QVC Inc. 144A sr. notes 7 1/2s, 2019			$1,890,000	2,085,273

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			4,000,000	4,330,000

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			695,000	757,550

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			3,500,000	3,902,500

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			545,000	591,325

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			3,139,000	3,343,035

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			1,705,000	1,811,563

Schaeffler Finance BV 144A company guaranty sr. notes 8 3/4s, 2019 (Germany)		EUR	2,595,000	3,956,190

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Germany)			$535,000	601,875

Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2020			890,000	976,775

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			888,000	941,280

Sinclair Television Group, Inc. 144A sr. notes 6 1/8s, 2022			670,000	711,038

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			200,000	202,500

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			1,185,000	1,185,000

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			90,000	97,200

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			115,000	122,188

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018			3,360,000	3,813,600

Spectrum Brands Holdings, Inc. 144A sr. notes 6 3/4s, 2020			1,125,000	1,203,750

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			427,000	457,958

Tempur-Pedic International, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			270,000	277,763

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			2,265,000	2,400,900

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			2,247,000	2,421,143

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			2,243,000	1,037,388

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			162,000	142,763

Travelport, LLC 144A sr. notes Ser. B, 6.306s, 2016(PIK)			705,333	578,373

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			1,853,000	1,436,075

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			4,975,000	5,727,469

TVN Finance Corp. III AB 144A company guaranty sr. unsec. notes 7 7/8s, 2018 (Sweden)		EUR	270,000	377,977

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			$1,115,000	1,151,238

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			2,324,000	2,515,730

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			1,500,000	1,560,000

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			3,384,000	3,773,160

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			4,720,000	4,873,872

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			3,053,000	3,297,240

				217,390,222
Consumer staples (2.3%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		BRL	16,800,000	8,806,318

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			$1,293,000	1,441,695

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			520,000	574,600

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			1,492,000	1,708,340

CKE Holdings, Inc. 144A sr. unsec. notes 10 1/2s, 2016(PIK)			1,567,762	1,673,586

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			3,612,000	3,413,340

Claire's Stores, Inc. 144A sr. notes 9s, 2019			2,975,000	3,198,125

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			2,401,000	2,773,155

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			885,000	1,013,325

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 5/8s, 2023			405,000	423,225

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			4,000,000	4,250,000

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			212,000	243,800

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			2,498,000	2,741,555

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			4,296,000	4,881,330

Dole Food Co. 144A sr. notes 8s, 2016			1,710,000	1,778,400

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			2,115,000	2,363,513

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	1,110,000	1,746,773

HDTFS, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			$280,000	298,200

HDTFS, Inc. 144A company guaranty sr. notes 5 7/8s, 2020			280,000	292,600

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			800,000	884,000

Hertz Holdings Netherlands BV sr. sec. bonds Ser. REGS, 8 1/2s, 2015 (Netherlands)		EUR	1,000,000	1,421,270

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	2,129,000	3,025,884

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			$680,000	720,800

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			3,515,000	3,550,150

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			955,000	950,225

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			1,183,000	1,277,640

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022			910,000	997,019

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			2,730,000	3,026,888

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			4,000,000	4,110,000

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			1,745,000	1,821,344

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			2,220,000	2,364,300

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			595,000	679,788

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			1,405,000	1,552,525

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			370,000	391,275

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			1,026,000	1,074,735

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			2,430,000	2,515,050

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020			490,000	523,075

				74,507,848
Energy (8.0%)

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			1,947,000	2,068,688

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			660,000	711,150

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			1,345,000	1,368,538

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			605,000	555,088

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			2,010,000	1,864,275

AmeriGas Finance, LLC/AmeriGas Finance Corp. company guaranty sr. unsec. notes 7s, 2022			1,520,000	1,692,900

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			3,610,000	4,153,121

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			319,000	295,873

Arch Coal, Inc. company guaranty sr. unsec. unsub. notes 7s, 2019			2,176,000	2,023,680

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			570,000	589,950

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			520,000	559,000

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			1,560,000	1,669,200

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			3,906,000	4,218,480

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			1,640,000	1,865,500

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			260,000	282,100

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	565,000	792,070

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			$5,240,000	5,921,200

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6.775s, 2019			416,000	418,080

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			3,280,000	3,599,800

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			500,000	526,250

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			896,000	945,280

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	2,355,000	1,608,536

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			$827,000	562,360

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			1,829,000	1,979,893

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			7,000,000	7,577,500

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			3,415,000	3,679,663

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			5,652,000	6,104,160

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2022			650,000	677,625

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			3,793,000	4,276,608

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			4,962,000	4,813,140

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			1,264,000	1,251,360

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			2,205,000	1,962,450

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			1,643,000	1,696,398

Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s, 2037 (Russia)			1,810,000	2,330,049

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			1,280,000	1,666,944

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			3,305,000	4,365,376

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			740,000	911,695

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			4,000,000	3,820,000

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			1,653,000	1,698,458

Halcon Resources Corp. 144A sr. unsec. notes 8 7/8s, 2021			1,688,000	1,789,280

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			175,000	183,313

Hiland Partners LP / Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			780,000	834,600

Infinis PLC 144A sr. notes 9 1/8s, 2014 (United Kingdom)		GBP	773,000	1,270,869

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			$1,042,000	1,042,000

Key Energy Services, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			450,000	447,750

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			540,000	595,350

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			655,000	710,675

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			2,918,000	3,260,865

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)			813,000	764,220

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 6 1/8s, 2020 (Russia)			5,000,000	5,781,250

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			2,380,000	2,897,650

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			1,624,000	1,709,260

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			901,000	941,545

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016			3,295,000	2,438,300

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			3,725,000	3,825,277

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			750,000	826,875

Newfield Exploration Co. sr. unsec. sub. notes 6 7/8s, 2020			1,000,000	1,070,000

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			1,620,000	1,652,400

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			1,045,000	1,120,763

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			2,268,000	2,472,120

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			1,850,000	1,868,500

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			2,848,000	3,260,960

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			208,000	223,080

Pemex Project Funding Master Trust company guaranty unsec. unsub. notes 6 5/8s, 2038 (Mexico)			6,500,000	8,238,750

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			720,000	786,600

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			3,270,000	3,319,050

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			1,350,000	1,437,750

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			26,185,000	22,521,457

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			3,000,000	2,074,980

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			5,000,000	4,283,750

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			23,250,000	22,092,383

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			17,010,000	15,488,626

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			13,895,000	13,721,313

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			6,425,000	6,489,250

Petroleos Mexicanos company guaranty sr. unsec. notes 6 1/2s, 2041 (Mexico)			1,000,000	1,255,000

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015			500,000	462,500

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			1,710,000	1,688,625

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			1,640,000	1,779,400

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			790,000	825,550

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			3,321,000	3,686,310

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			2,885,000	3,180,713

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			705,000	717,338

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			3,925,000	4,150,688

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			68,000	72,760

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			6,298,000	6,675,880

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			1,545,000	1,583,625

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			1,105,000	1,165,775

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			315,000	337,050

Suburban Propane Partners LP/Suburban Energy Finance Corp. sr. unsec. notes 7 3/8s, 2021			2,379,000	2,587,163

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			875,000	894,688

Unit Corp. 144A company guaranty sr. sub. notes 6 5/8s, 2021			1,040,000	1,067,300

Williams Cos., Inc. (The) notes 7 3/4s, 2031			522,000	666,011

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			690,000	888,961

				262,228,586
Financials (5.4%)

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			1,231,000	1,160,218

Air Lease Corp. sr. unsec. notes 5 5/8s, 2017			1,690,000	1,791,400

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			1,815,000	2,009,599

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			4,595,000	5,117,681

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			7,290,000	8,802,675

Ally Financial, Inc. unsec. sub. notes 8s, 2018			1,333,000	1,559,610

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			3,027,000	3,942,668

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)			1,200,000	1,320,000

Boparan Finance PLC 144A company guaranty sr. unsec. unsub. bonds 9 3/4s, 2018 (United Kingdom)		EUR	1,030,000	1,536,658

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			$1,450,000	1,486,250

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			1,235,000	1,350,781

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			951,000	1,046,100

CIT Group, Inc. sr. unsec. notes 5s, 2022			1,610,000	1,716,769

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			1,350,000	1,474,875

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2017			1,080,000	1,144,800

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			2,885,000	3,260,050

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			1,710,000	1,863,900

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			2,420,000	2,329,250

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			3,250,000	3,186,625

Dresdner Funding Trust I 144A bonds 8.151s, 2031			3,659,000	3,587,650

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			1,585,000	1,624,625

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			2,541,000	2,210,670

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. bonds FRB 5.13s, perpetual maturity (Jersey)		EUR	1,092,000	1,432,709

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018			$630,000	647,325

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			4,000,000	4,295,000

Industry & Construction Bank St. Petersburg OJSC Via Or-ICB unsec. sub. notes FRN 5.01s, 2015 (Russia)			1,695,000	1,691,152

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			345,000	370,013

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			1,895,000	2,008,700

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			775,000	804,063

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			1,050,000	1,076,250

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			2,775,000	2,836,821

MetLife Capital Trust X 144A jr. sub. FRB 9 1/4s, 2068			935,000	1,280,950

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			1,140,000	1,205,550

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			1,029,000	1,137,045

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			415,000	412,925

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			955,000	938,288

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			1,085,000	1,266,738

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			1,240,000	1,376,400

RBS Capital Trust III bank guaranty jr. unsec. sub. notes 5.512s, perpetual maturity (United Kingdom)			3,375,000	2,649,375

Royal Bank of Scotland PLC (The) jr. sub. notes FRN Ser. MTN, 7.64s, 2049 (United Kingdom)			3,300,000	2,952,104

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sub. notes FRN 6s, 2021 (Russia)			6,000,000	6,248,149

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Luxembourg)			2,100,000	2,395,487

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Luxembourg)			5,200,000	5,609,500

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			6,000,000	5,370,000

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			1,665,000	1,746,485

UBS AG/Jersey Branch jr. unsec. sub. FRB 4.28s, perpetual maturity (Jersey)		EUR	976,000	1,226,267

UBS AG/Jersey Branch jr. unsec. sub. notes FRN Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	2,000,000	2,870,893

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$3,400,000	3,374,534

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			1,956,000	2,396,100

VTB Bank OJSC 144A jr. sub. notes FRN 9 1/2s, 2049 (Russia)			1,600,000	1,709,045

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			4,335,000	4,681,800

VTB Bank OJSC Via VTB Capital SA 144A bank guaranty sr. unsec. notes 6.551s, 2020 (Russia)			5,000,000	5,562,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			22,451,000	25,347,179

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			23,618,000	25,507,440

				175,949,641
Health care (2.6%)

AmSurg Corp. 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			1,210,000	1,258,400

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			1,901,000	2,015,060

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	819,000	1,141,621

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020			$2,085,000	2,215,313

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			1,610,000	1,726,725

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	3,075,000	4,558,818

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017(PIK)			$1,925,000	1,973,125

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			1,505,000	1,568,963

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			721,000	780,483

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	865,000	1,232,733

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$6,000,000	6,585,000

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			2,594,000	2,848,536

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			1,880,000	2,004,550

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			1,675,000	1,798,531

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			2,160,000	2,489,400

Grifols, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			3,035,000	3,342,294

HCA, Inc. company guaranty sr. notes 7 7/8s, 2020			1,500,000	1,668,750

HCA, Inc. sr. notes 6 1/2s, 2020			5,523,000	6,213,375

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			741,000	848,445

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			3,240,000	3,438,450

Hologic, Inc. 144A company guaranty sr. unsec. notes 6 1/4s, 2020			455,000	490,263

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			2,795,000	2,641,275

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			816,000	854,760

Jaguar Holding Co. I 144A sr. notes 9 3/8s, 2017(PIK)			775,000	813,750

Kinetics Concepts/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019			1,213,000	1,153,866

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			1,635,000	1,823,025

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			1,266,000	1,376,775

Rottapharm Ltd. 144A sr. unsec. notes 6 1/8s, 2019 (Ireland)			1,085,000	1,482,272

Service Corporation International sr. notes 7s, 2019			970,000	1,062,150

Service Corporation International sr. notes 7s, 2017			3,136,000	3,606,400

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			1,426,000	1,418,870

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			2,790,000	2,985,300

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			1,505,000	1,576,488

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			834,910	845,346

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			2,400,000	2,592,000

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			1,683,000	1,914,413

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			2,265,000	2,491,500

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			2,627,000	2,942,240

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			350,000	380,625

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			900,000	969,750

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			350,000	378,000

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			238,000	178,500

VPI Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020 (Canada)			290,000	311,025

				83,997,165
Technology (1.5%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			424,000	355,100

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			1,786,000	1,589,540

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			2,414,000	2,257,090

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			1,453,000	1,456,633

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			3,905,000	3,905,000

CyrusOne LP / CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			395,000	411,788

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			1,024,000	1,075,200

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			1,239,000	1,401,619

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			831,000	903,713

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			4,394,000	4,624,685

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			2,995,000	3,066,131

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			502,000	491,960

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			1,255,000	1,255,000

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020			820,000	893,800

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			1,245,000	1,288,575

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			1,977,000	2,120,333

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			4,480,000	4,939,200

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			555,000	622,988

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			2,300,000	2,426,500

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			4,150,000	4,606,500

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			891,000	1,032,446

Seagate HDD Cayman company guaranty sr. unsec. unsub. notes 7 3/4s, 2018 (Cayman Islands)			885,000	972,394

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019			1,060,000	1,083,850

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			2,062,000	2,252,735

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			3,115,000	3,325,263

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)			1,550,000	2,257,329

				50,615,372
Transportation (0.5%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	6,917,000	8,091,827

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			$745,000	789,700

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			3,325,000	3,682,438

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			2,470,000	2,710,825

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			472,000	287,920

				15,562,710
Utilities and power (2.2%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			5,000,000	5,775,000

AES Corp. (The) sr. unsec. unsub. notes 7 3/8s, 2021			1,960,000	2,175,600

Calpine Corp. 144A sr. notes 7 1/4s, 2017			6,203,000	6,606,195

Cenrais Electricas Brasileiras SA 144A sr. unsec. unsub. notes 5 3/4s, 2021 (Brazil)			500,000	537,500

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			2,495,000	3,031,670

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016 (In default)(NON)			654,000	346,620

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013 (In default)(NON)			1,055,000	556,513

Edison Mission Energy sr. unsec. notes 7.2s, 2019 (In default)(NON)			605,000	320,650

Edison Mission Energy sr. unsec. notes 7s, 2017 (In default)(NON)			90,000	47,700

El Paso Corp. sr. unsec. notes 7s, 2017			4,910,000	5,608,880

El Paso Natural Gas Co. debs. 8 5/8s, 2022			2,976,000	4,093,815

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			7,000,000	7,822,500

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			6,590,000	7,430,225

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			4,506,000	5,204,430

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			485,000	514,100

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			765,000	833,850

EP Energy/EP Finance, Inc. sr. unsec. notes 9 3/8s, 2020			2,650,000	2,987,875

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017			950,000	945,250

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			3,271,000	3,778,005

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			530,000	625,400

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			490,000	543,900

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			760,000	874,000

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			6,000,000	6,660,000

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			1,370,000	1,610,983

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,140,000	1,216,950

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			520,000	710,561

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			1,440,000	1,126,800

Vattenfall AB jr. unsec. sub. bonds FRB 5 1/4s, perpetual maturity (Sweden)		EUR	819,000	1,149,232

				73,134,204

Total corporate bonds and notes (cost $1,165,940,448)				$1,235,674,314

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (24.1%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.8%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, November 20, 2038			$980,750	$1,099,398
3s, TBA, January 1, 2043			24,000,000	25,513,126

				26,612,524
U.S. Government Agency Mortgage Obligations (23.3%)

Federal National Mortgage Association Pass-Through Certificates 3s, TBA, January 1, 2043			725,000,000	759,834,003

				759,834,003

Total U.S. government and agency mortgage obligations (cost $786,709,000)				$786,446,527

U.S. GOVERNMENT AGENCY OBLIGATIONS (—%)(a)
			Principal amount	Value

Federal Home Loan Bank unsec. notes 5 3/8s, May 18, 2016(i)			$385,000	$450,431

Total U.S. government agency obligations (cost $450,431)				$450,431

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 1/4s, April 30, 2014(i)			$290,000	$290,249

Total U.S. treasury obligations (cost $290,249)				$290,249

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (6.2%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$12,925,000	$10,727,750

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			3,495,000	3,529,950

Argentina (Republic of) sr. unsec. bonds FRB 0.507s, 2013			10,393,000	1,273,143

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			56,118,000	50,955,144

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033			5,456,319	3,860,346

Brazil (Federal Republic of) unsec. notes 10s, 2017		units	7,250	3,731,981

Brazil (Federal Republic of) unsub. notes 10s, 2014		units	20,095	10,068,473

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013 (India)		INR	182,100,000	3,218,042

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017			$4,340,000	5,004,801

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2042 (Greece)(STP)			681,000	320,004

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2041 (Greece)(STP)			681,000	321,810

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2040 (Greece)(STP)			681,000	329,253

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2039 (Greece)(STP)			681,000	319,455

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)			681,000	322,062

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)			681,000	325,046

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)			681,000	326,386

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)			681,000	330,727

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)			681,000	334,035

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)			681,000	333,199

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)			681,000	334,593

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)			681,000	341,379

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)			681,000	348,399

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)			681,000	357,973

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)			681,000	369,281

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)			681,000	383,016

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)			681,000	391,555

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)			681,000	396,912

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)			681,000	409,901

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)			681,000	430,737

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			450,000	517,500

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037			3,255,000	4,324,300

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014		RUB	123,450,000	4,014,549

Iraq (Republic of) 144A bonds 5.8s, 2028			$2,905,000	2,745,225

Ireland (Republic of) unsec. bonds 5 1/2s, 2017		EUR	4,199,000	6,048,002

Portugal (Republic of) sr. unsec. bonds 4.35s, 2017		EUR	4,199,000	5,339,785

Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s, 2030			$792,709	1,013,597

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017		EUR	4,199,000	5,869,091

Sri Lanka (Republic of) 144A notes 7.4s, 2015			$1,300,000	1,405,534

Turkey (Republic of) sr. unsec. bonds 5 5/8s, 2021			6,800,000	8,100,364

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017			5,015,000	6,099,494

Turkey (Republic of) unsec. notes 6 3/4s, 2040			5,080,000	6,895,846

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			2,700,000	2,632,500

Ukraine (Government of) 144A bonds 7 3/4s, 2020			7,125,000	7,320,938

Ukraine (Government of) 144A notes 9 1/4s, 2017			3,330,000	3,611,436

Ukraine (Government of) 144A sr. unsec. bonds 7.95s, 2014			5,200,000	5,278,038

Ukraine (Government of) 144A sr. unsec. notes 7.8s, 2022			4,500,000	4,516,875

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			14,610,000	14,756,100

Venezuela (Republic of) sr. unsec. bonds 7s, 2038			2,900,000	2,309,009

Venezuela (Republic of) unsec. notes 10 3/4s, 2013			4,150,000	4,259,851

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018			4,935,000	5,706,489

Total foreign government and agency bonds and notes (cost $201,081,660)				$202,159,876

SENIOR LOANS (1.5%)(a)(c)
			Principal amount	Value

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			$1,638,542	$1,636,494

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			1,255,000	1,273,825

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 5 1/2s, 2017			772,345	777,724

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.46s, 2018			7,079,181	6,313,745

Charter Communications Operating, LLC bank term loan FRN Ser. C, 3.46s, 2016			873,352	876,621

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.859s, 2016			4,921,601	4,072,625

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			1,442,933	1,444,135

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			2,142,296	2,155,686

First Data Corp. bank term loan FRN 5.211s, 2017			61,131	59,603

First Data Corp. bank term loan FRN 4.211s, 2018			574,435	546,351

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			1,733,535	1,436,667

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.27s, 2014(PIK)			401,832	384,419

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.27s, 2014(PIK)			228,729	218,818

Intelsat SA bank term loan FRN 3.21s, 2014 (Luxembourg)			1,987,780	1,985,295

iStar Finanacial, Inc. bank term loan FRN 5 3/4s, 2017(R)			1,176,071	1,187,096

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017			1,200,675	1,212,307

Motor City Casino bank term loan FRN 6s, 2017			3,115,877	3,121,641

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			1,446,160	1,451,131

Navistar, Inc. bank term loan FRN Ser. B, 7s, 2017			710,000	712,366

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			2,362,808	2,364,121

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			1,247,775	1,223,859

Plains Exploration & Production Co. bank term loan FRN Class B, 4s, 2019			1,520,000	1,523,166

Quintiles Transnational Holdings, Inc. bank term loan FRN 7 1/2s, 2017(PIK)			610,000	616,863

Realogy Corp. bank term loan FRN Ser. B, 4.461s, 2016			1,674,366	1,677,506

Revlon Consumer Products Corp. bank term loan FRN 4 3/4s, 2017			2,577,355	2,591,208

Rite Aid Corp. bank term loan FRN Ser. B, 1.967s, 2014			407,945	404,681

Servicemaster Co. bank term loan FRN 4.46s, 2017			582,183	582,790

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			1,845,000	1,832,893

SRAM Corp. bank term loan FRN 8 1/2s, 2018			885,000	893,850

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.746s, 2017			4,000,000	2,678,572

Thomson Learning bank term loan FRN Ser. B, 2.71s, 2014			1,938,010	1,522,952

West Corp. bank term loan FRN Ser. B5, 5 1/2s, 2016			163,071	165,150

Total senior loans (cost $50,827,166)				$48,944,160

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration		Contract
Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	date/ strike		amount	Value

Barclays Bank PLC

(2.00)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.00		$82,148,000	$597,791

1.50/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.50		82,148,000	99,399

Credit Suisse International

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25		382,635,000	1,021,636

(2.00)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.00		99,344,000	714,283

1.50/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.50		99,344,000	120,206

Deutsche Bank AG

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25		382,635,000	1,021,635

Goldman Sachs International

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25		382,635,000	1,021,635

(2.00)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.00		131,431,000	944,989

1.50/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.50		131,431,000	159,032

JPMorgan Chase Bank N.A.

(2.00)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.00		75,930,000	545,937

1.50/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.50		75,930,000	91,875

Total purchased swap options outstanding (cost $16,258,891)				$6,338,418

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			$1,064,000	$1,686,440

Navistar International Corp. cv. sr. unsec. sub. notes 3s, 2014			1,883,000	1,719,414

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			1,045,000	1,137,091

Total convertible bonds and notes (cost $3,805,319)				$4,542,945

ASSET-BACKED SECURITIES (—%)(a)
			Principal amount	Value

Neon Capital, Ltd. 144A limited recourse notes Ser. 97, 1.105s, 2013 (Cayman Islands)(F)(g)			$2,649,208	$299,840

Total asset-backed securities (cost $—)				$299,840

SHORT-TERM INVESTMENTS (7.9%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.14%(AFF)			146,066,386	$146,066,386

SSgA Prime Money Market Fund 0.08%(P)			2,680,000	2,680,000

U.S. Treasury Bills with effective yields ranging from 0.151% to 0.169%, July 25, 2013(SEG)(SEGSF)(SEGCCS)			$108,941,000	108,863,870

Total short-term investments (cost $257,585,499)				$257,610,256

TOTAL INVESTMENTS

Total investments (cost $3,908,641,899)(b)				$4,050,764,513

FORWARD CURRENCY CONTRACTS at 12/31/12 (aggregate face value $1,217,938,833) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	1/16/13	$8,480,304	$8,245,648	$(234,656)
	Japanese Yen	Sell	1/16/13	7,926,175	8,099,764	173,589
	Peruvian New Sol	Buy	1/16/13	7,391,415	7,364,693	26,722
Barclays Bank PLC
	Australian Dollar	Buy	1/16/13	17,032,109	17,057,821	(25,712)
	British Pound	Sell	1/16/13	31,090,071	30,778,364	(311,707)
	Canadian Dollar	Sell	1/16/13	16,409,144	16,412,076	2,932
	Chilean Peso	Buy	1/16/13	8,514,365	8,584,226	(69,861)
	Czech Koruna	Sell	1/16/13	5,080,005	5,002,860	(77,145)
	Euro	Sell	1/16/13	2,061,464	2,299,043	237,579
	Indonesian Rupiah	Sell	1/16/13	4,972,683	4,973,263	580
	Japanese Yen	Sell	1/16/13	19,543,208	20,428,609	885,401
	Malaysian Ringgit	Buy	1/16/13	8,589,853	8,603,240	(13,387)
	Mexican Peso	Buy	1/16/13	14,081,360	14,158,323	(76,963)
	New Zealand Dollar	Sell	1/16/13	6,313,404	6,287,971	(25,433)
	Polish Zloty	Buy	1/16/13	7,229,993	7,067,781	162,212
	Russian Ruble	Buy	1/16/13	7,161,934	7,096,925	65,009
	Singapore Dollar	Buy	1/16/13	31,353	31,460	(107)
	South Korean Won	Buy	1/16/13	2,853,377	2,812,607	40,770
	Swedish Krona	Sell	1/16/13	2,558,272	2,592,680	34,408
	Swiss Franc	Buy	1/16/13	2,042,047	2,026,951	15,096
	Taiwan Dollar	Buy	1/16/13	5,044,796	5,041,841	2,955
	Turkish Lira	Buy	1/16/13	5,113,869	5,089,487	24,382
Citibank, N.A.
	Australian Dollar	Buy	1/16/13	15,365,759	15,392,732	(26,973)
	Brazilian Real	Buy	1/16/13	2,493,206	2,401,992	91,214
	Brazilian Real	Sell	1/16/13	2,487,062	2,437,172	(49,890)
	British Pound	Sell	1/16/13	32,027,995	31,702,488	(325,507)
	Canadian Dollar	Sell	1/16/13	8,253,065	8,252,864	(201)
	Czech Koruna	Sell	1/16/13	5,080,005	5,005,324	(74,681)
	Euro	Sell	1/16/13	13,357,137	13,156,209	(200,928)
	Japanese Yen	Sell	1/16/13	7,926,175	8,102,823	176,648
	South Korean Won	Buy	1/16/13	9,574,574	9,532,720	41,854
	Taiwan Dollar	Buy	1/16/13	158,702	158,520	182
	Turkish Lira	Buy	1/16/13	9,406,302	9,397,620	8,682
Credit Suisse International
	Australian Dollar	Buy	1/16/13	14,730,736	14,749,069	(18,333)
	Brazilian Real	Buy	1/16/13	6,268,704	6,166,523	102,181
	British Pound	Sell	1/16/13	12,612,112	12,515,502	(96,610)
	Canadian Dollar	Sell	1/16/13	24,902,114	24,893,752	(8,362)
	Chinese Yuan	Buy	1/16/13	4,867,228	4,875,360	(8,132)
	Czech Koruna	Sell	1/16/13	5,080,005	5,009,219	(70,786)
	Indonesian Rupiah	Sell	1/16/13	4,972,683	4,984,108	11,425
	Japanese Yen	Sell	1/16/13	4,989,508	5,015,005	25,497
	Mexican Peso	Buy	1/16/13	7,248,920	7,358,274	(109,354)
	New Zealand Dollar	Sell	1/16/13	3,061,409	3,098,045	36,636
	Norwegian Krone	Buy	1/16/13	1,013,242	1,001,823	11,419
	Philippines Peso	Buy	1/16/13	7,022,655	7,059,361	(36,706)
	Polish Zloty	Buy	1/16/13	11,347,640	11,262,857	84,783
	Russian Ruble	Buy	1/16/13	8,653,146	8,597,183	55,963
	Swedish Krona	Buy	1/16/13	7,708,913	7,584,442	124,471
	Swiss Franc	Sell	1/16/13	413,921	538,717	124,796
	Taiwan Dollar	Buy	1/16/13	1,047,370	1,048,380	(1,010)
	Turkish Lira	Buy	1/16/13	5,072,968	5,056,383	16,585
Deutsche Bank AG
	Australian Dollar	Buy	1/16/13	10,091,577	10,109,097	(17,520)
	Brazilian Real	Buy	1/16/13	2,534,307	2,446,646	87,661
	British Pound	Sell	1/16/13	16,964,998	16,893,415	(71,583)
	Canadian Dollar	Sell	1/16/13	25,459,716	25,460,375	659
	Euro	Sell	1/16/13	8,320,043	8,221,301	(98,742)
	Norwegian Krone	Buy	1/16/13	1,258,315	1,239,561	18,754
	Polish Zloty	Buy	1/16/13	4,466,622	4,365,239	101,383
	Singapore Dollar	Buy	1/16/13	8,573,768	8,593,864	(20,096)
	South Korean Won	Buy	1/16/13	10,357,065	10,305,524	51,541
	Swiss Franc	Buy	1/16/13	2,042,047	2,019,467	22,580
	Swiss Franc	Sell	1/16/13	2,042,047	2,026,810	(15,237)
	Turkish Lira	Buy	1/16/13	5,413,717	5,391,508	22,209
Goldman Sachs International
	Turkish Lira	Buy	1/16/13	1,091,125	1,086,467	4,658
	Turkish Lira	Sell	1/16/13	1,091,125	1,091,228	103
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/16/13	8,195,327	8,205,448	(10,121)
	British Pound	Sell	1/16/13	16,805,808	16,634,966	(170,842)
	Canadian Dollar	Sell	1/16/13	8,308,343	8,305,803	(2,540)
	Euro	Buy	1/16/13	7,983,023	8,009,286	(26,263)
	Indian Rupee	Sell	1/16/13	3,236,259	3,221,230	(15,029)
	Japanese Yen	Sell	1/16/13	10,241,161	10,476,355	235,194
	Norwegian Krone	Buy	1/16/13	903,537	849,119	54,418
	Philippines Peso	Buy	1/16/13	7,379,860	7,402,116	(22,256)
	Russian Ruble	Buy	1/16/13	10,279,326	10,132,784	146,542
	South Korean Won	Buy	1/16/13	9,644,205	9,605,863	38,342
	Turkish Lira	Buy	1/16/13	8,738,512	8,705,574	32,938
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/13	15,820,473	15,849,540	(29,067)
	Brazilian Real	Buy	1/16/13	1,923,634	1,853,954	69,680
	British Pound	Sell	1/16/13	13,561,895	13,424,705	(137,190)
	Canadian Dollar	Sell	1/16/13	8,751,671	8,751,676	5
	Chilean Peso	Buy	1/16/13	8,514,365	8,596,876	(82,511)
	Chinese Yuan	Buy	1/16/13	4,867,244	4,875,376	(8,132)
	Czech Koruna	Sell	1/16/13	5,080,005	5,003,962	(76,043)
	Euro	Sell	1/16/13	3,818,381	3,911,646	93,265
	Japanese Yen	Sell	1/16/13	508,455	535,796	27,341
	Malaysian Ringgit	Buy	1/16/13	8,589,820	8,606,868	(17,048)
	Mexican Peso	Buy	1/16/13	5,297,521	5,271,885	25,636
	New Zealand Dollar	Sell	1/16/13	2,909,057	2,894,192	(14,865)
	Norwegian Krone	Buy	1/16/13	10,397,635	10,215,191	182,444
	Polish Zloty	Buy	1/16/13	7,453,232	7,292,222	161,010
	Russian Ruble	Buy	1/16/13	6,157,319	6,051,228	106,091
	South Korean Won	Buy	1/16/13	2,858,501	2,816,881	41,620
	Swedish Krona	Buy	1/16/13	8,083,633	8,054,327	29,306
	Taiwan Dollar	Buy	1/16/13	13,431,841	13,456,461	(24,620)
	Turkish Lira	Buy	1/16/13	5,512,025	5,502,821	9,204
Royal Bank of Scotland PLC (The)
	Swiss Franc	Buy	1/16/13	7,264,999	7,181,713	83,286
	Swiss Franc	Sell	1/16/13	7,264,999	7,198,798	(66,201)
	Turkish Lira	Buy	1/16/13	1,791,647	1,781,815	9,832
	Turkish Lira	Sell	1/16/13	1,791,647	1,791,786	139
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/13	26,410,854	26,457,980	(47,126)
	Brazilian Real	Buy	1/16/13	7,619,499	7,429,766	189,733
	British Pound	Sell	1/16/13	24,329,347	24,085,468	(243,879)
	Canadian Dollar	Sell	1/16/13	23,690,728	23,694,914	4,186
	Colombian Peso	Buy	1/16/13	7,484,154	7,380,352	103,802
	Czech Koruna	Sell	1/16/13	5,080,005	5,001,720	(78,285)
	Euro	Sell	1/16/13	8,214,436	8,159,578	(54,858)
	Indonesian Rupiah	Sell	1/16/13	4,972,683	4,983,073	10,390
	Japanese Yen	Sell	1/16/13	15,016,013	15,739,684	723,671
	Mexican Peso	Buy	1/16/13	9,195,984	9,149,655	46,329
	New Zealand Dollar	Sell	1/16/13	5,228,855	5,207,411	(21,444)
	Norwegian Krone	Sell	1/16/13	931,107	869,500	(61,607)
	Polish Zloty	Buy	1/16/13	11,620,083	11,500,282	119,801
	South Korean Won	Buy	1/16/13	1,986,468	1,959,527	26,941
	Swedish Krona	Sell	1/16/13	8,161,755	7,967,538	(194,217)
	Swiss Franc	Sell	1/16/13	8,592,171	8,621,734	29,563
	Thai Baht	Buy	1/16/13	6,881,793	6,857,767	24,026
	Turkish Lira	Buy	1/16/13	9,304,525	9,265,322	39,203
UBS AG
	Australian Dollar	Buy	1/16/13	28,510,651	28,549,439	(38,788)
	British Pound	Sell	1/16/13	17,976,183	17,796,774	(179,409)
	Canadian Dollar	Sell	1/16/13	8,925,946	8,925,747	(199)
	Czech Koruna	Sell	1/16/13	5,080,005	5,001,694	(78,311)
	Euro	Buy	1/16/13	1,032,976	917,213	115,763
	Indian Rupee	Sell	1/16/13	88,252	88,029	(223)
	Japanese Yen	Sell	1/16/13	7,782,876	8,046,643	263,767
	Mexican Peso	Buy	1/16/13	13,276,326	13,352,927	(76,601)
	New Zealand Dollar	Sell	1/16/13	2,689,571	2,678,870	(10,701)
	Norwegian Krone	Sell	1/16/13	20,674,253	20,363,529	(310,724)
	Philippines Peso	Buy	1/16/13	8,328,799	8,368,233	(39,434)
	Russian Ruble	Buy	1/16/13	10,279,326	10,136,374	142,952
	Singapore Dollar	Buy	1/16/13	8,573,686	8,594,544	(20,858)
	Swedish Krona	Sell	1/16/13	264,360	259,052	(5,308)
	Swiss Franc	Sell	1/16/13	18,552,523	18,363,090	(189,433)
	Taiwan Dollar	Buy	1/16/13	4,211,653	4,208,462	3,191
	Thai Baht	Buy	1/16/13	8,184,221	8,155,648	28,573
	Turkish Lira	Buy	1/16/13	13,396,146	13,370,961	25,185
WestPac Banking Corp.
	Australian Dollar	Buy	1/16/13	19,443,037	19,474,543	(31,506)
	British Pound	Sell	1/16/13	16,950,704	16,879,088	(71,616)
	Canadian Dollar	Sell	1/16/13	18,349,995	18,350,101	106
	Japanese Yen	Sell	1/16/13	7,565,748	7,972,096	406,348
	Norwegian Krone	Buy	1/16/13	12,946,692	12,759,376	187,316
	Norwegian Krone	Sell	1/16/13	12,946,692	12,866,264	(80,428)

Total						$2,107,353

FUTURES CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	465	$52,894,261	Mar-13	$(83,135)
Australian Government Treasury Bond 10 yr (Short)	19	2,433,142	Mar-13	(3,882)
Canadian Government Bond 10 yr (Long)	358	48,781,864	Mar-13	(44,988)
Euro-Bobl 5 yr (Short)	75	12,653,708	Mar-13	(87,335)
Japanese Government Bond 10 yr (Long)	24	39,794,540	Mar-13	(224,641)
Japanese Government Bond 10 yr Mini (Long)	31	5,139,055	Mar-13	(30,934)
U.K. Gilt 10 yr (Long)	3	579,539	Mar-13	333
U.S. Treasury Note 10 yr (Short)	45	5,975,156	Mar-13	20,485

Total				$(454,097)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/12 (proceeds receivable $730,636,094) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, January 1, 2043	$698,000,000	1/14/13	$731,536,736

Total			$731,536,736

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$48,531,200	(E)	$(735,248)	3/20/23	1.75%	3 month USD-LIBOR-BBA	$(196,551)
	Barclays Bank PLC
		20,172,000	(E)	23,646	3/20/15	0.45%	3 month USD-LIBOR-BBA	7,912
		25,880,000	(E)	681,936	3/20/43	3 month USD-LIBOR-BBA	2.60%	(371,898)
		243,378,000	(E)	3,728,179	3/20/23	3 month USD-LIBOR-BBA	1.75%	1,026,683
		8,249,000	(E)	(414,925)	3/20/43	2.60%	3 month USD-LIBOR-BBA	(79,025)
		245,293,000	(E)	(937,019)	3/20/18	0.90%	3 month USD-LIBOR-BBA	(914,943)
		239,828,000	(E)	(66,300)	3/20/15	3 month USD-LIBOR-BBA	0.45%	120,766
		99,524,000	(E)	(989,621)	3/20/23	1.75%	3 month USD-LIBOR-BBA	115,095
	AUD	44,242,000		—	12/5/22	6 month AUD-BBR-BBSW	3.82%	33,262
	AUD	17,288,000		—	12/21/22	6 month AUD-BBR-BBSW	3.87%	74,486
	AUD	16,883,000		—	12/4/22	6 month AUD-BBR-BBSW	3.806%	(8,316)
	AUD	27,950,000		—	12/17/22	6 month AUD-BBR-BBSW	3.90%	195,509
	AUD	16,835,000		—	12/18/22	6 month AUD-BBR-BBSW	3.8525%	46,602
	AUD	10,124,000		—	12/31/22	6 month AUD-BBR-BBSW	3.87%	39,320
	CHF	28,474,000		—	12/7/22	0.87%	6 month CHF-LIBOR-BBA	216,554
	EUR	198,611,000		—	10/16/22	1.747%	6 month EUR-EURIBOR-REUTERS	(5,653,283)
	EUR	20,998,000		—	12/5/22	1.7125%	6 month EUR-EURIBOR-REUTERS	(425,570)
	EUR	95,784,000		—	12/6/22	6 month EUR-EURIBOR-REUTERS	1.695%	1,723,918
	EUR	50,834,000		—	12/7/22	1.6370%	6 month EUR-EURIBOR-REUTERS	(540,835)
	EUR	398,858,000	(E)	—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	2,616,569
	EUR	21,368,000		—	12/14/22	1.604%	6 month EUR-EURIBOR-REUTERS	(129,121)
	GBP	36,488,000		—	8/15/31	3.60%	6 month GBP-LIBOR-BBA	(9,144,316)
	GBP	17,252,000		—	7/25/42	6 month GBP-LIBOR-BBA	2.8425%	(481,220)
	GBP	30,633,000		—	7/25/22	1.885%	6 month GBP-LIBOR-BBA	(573,743)
	GBP	16,726,000		—	12/3/22	1.932%	6 month GBP-LIBOR-BBA	(229,836)
	GBP	27,423,000		—	12/4/22	1.92%	6 month GBP-LIBOR-BBA	(325,012)
	GBP	10,713,000		—	12/20/22	6 month GBP-LIBOR-BBA	1.9575%	170,052
	JPY	12,443,300,000		—	12/6/22	6 month JPY-LIBOR-BBA	0.745%	(1,135,376)
	JPY	4,655,839,000		—	12/12/22	0.695%	6 month JPY-LIBOR-BBA	700,040
	JPY	10,578,261,000		—	12/14/22	0.7025%	6 month JPY-LIBOR-BBA	1,510,854
	JPY	5,374,864,000		—	12/21/22	6 month JPY-LIBOR-BBA	0.8025%	(181,938)
	JPY	6,339,787,000		—	1/7/23	6 month JPY-LIBOR-BBA	0.84625%	27,076
	SEK	48,605,000		—	12/6/22	2.09%	3 month SEK-STIBOR-SIDE	(42,295)
	Citibank, N.A.
		$10,846,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	319,306
		652,185,000	(E)	925,855	3/20/15	0.45%	3 month USD-LIBOR-BBA	417,151
		117,532,000	(E)	(656,301)	3/20/23	1.75%	3 month USD-LIBOR-BBA	648,304
		31,422,000	(E)	304,793	3/20/23	3 month USD-LIBOR-BBA	1.75%	(43,991)
		220,935,000		—	12/21/22	1.8265%	3 month USD-LIBOR-BBA	(692,110)
	EUR	37,737,000		—	8/2/22	6 month EUR-EURIBOR-REUTERS	1.8%	1,506,728
	GBP	22,988,000		—	8/8/22	6 month GBP-LIBOR-BBA	1.97%	704,975
	GBP	29,632,000		—	9/24/22	1.9175%	6 month GBP-LIBOR-BBA	(535,284)
	SEK	181,616,000		—	8/2/22	3 month SEK-STIBOR-SIDE	2.285%	870,648
	SEK	86,430,000		—	12/20/22	2.045%	3 month SEK-STIBOR-SIDE	(18,295)
	Credit Suisse International
		$37,815,000	(E)	(390,875)	3/20/23	1.75%	3 month USD-LIBOR-BBA	28,871
		311,073,000	(E)	3,277,597	3/20/23	3 month USD-LIBOR-BBA	1.75%	(175,312)
		1,000,000	(E)	(2,380)	3/20/18	3 month USD-LIBOR-BBA	0.90%	(2,470)
		212,161,000	(E)	(232,042)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(66,556)
		1,000,000	(E)	(9,800)	3/20/43	3 month USD-LIBOR-BBA	2.60%	(50,520)
		344,308,000	(E)	(21,131)	3/20/18	0.90%	3 month USD-LIBOR-BBA	9,857
		1,676,000	(E)	(44,154)	3/20/43	2.60%	3 month USD-LIBOR-BBA	24,093
		16,765,000		—	12/21/22	3 month USD-LIBOR-BBA	1.844%	80,095
	AUD	14,192,000		—	12/5/22	6 month AUD-BBR-BBSW	3.82%	10,670
	CAD	28,901,000		—	12/5/22	3 month CAD-BA-CDOR	2.11125%	(312,411)
	CAD	29,356,000		—	12/4/22	3 month CAD-BA-CDOR	2.15%	(212,821)
	CAD	9,491,000		—	12/12/22	2.1675%	3 month CAD-BA-CDOR	57,241
	CAD	30,647,000		—	12/14/22	2.24125%	3 month CAD-BA-CDOR	(18,454)
	CAD	20,565,000		—	12/19/22	2.29125%	3 month CAD-BA-CDOR	(101,013)
	CHF	147,634,000		—	12/6/22	0.87%	6 month CHF-LIBOR-BBA	1,125,521
	EUR	161,600,000		—	6/28/14	0.85%	6 month EUR-EURIBOR-REUTERS	(2,498,760)
	EUR	20,998,000		—	12/5/22	1.715%	6 month EUR-EURIBOR-REUTERS	(432,271)
	EUR	18,750,000		—	12/6/22	6 month EUR-EURIBOR-REUTERS	1.695%	337,462
	EUR	19,902,000		—	12/17/22	1.60%	6 month EUR-EURIBOR-REUTERS	(103,509)
	EUR	27,295,000		—	12/18/22	1.6155%	6 month EUR-EURIBOR-REUTERS	(193,857)
	GBP	16,201,000		—	12/4/22	1.92%	6 month GBP-LIBOR-BBA	(192,011)
	GBP	18,207,000		—	12/5/22	1.87375%	6 month GBP-LIBOR-BBA	(86,336)
	MXN	364,910,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	2,275,617
	SEK	193,563,000		—	12/5/22	3 month SEK-STIBOR-SIDE	2.1025%	203,850
	SEK	152,999,000		—	12/6/22	2.095%	3 month SEK-STIBOR-SIDE	(143,805)
	SEK	95,009,000		—	12/10/22	3 month SEK-STIBOR-SIDE	2.0175%	(16,188)
	Deutsche Bank AG
		$3,170,000	(E)	2,479	3/20/18	0.90%	3 month USD-LIBOR-BBA	2,765
		88,756,000	(E)	1,166,996	3/20/23	3 month USD-LIBOR-BBA	1.75%	181,805
	MXN	364,910,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	2,379,188
	Goldman Sachs International
		$288,319,000	(E)	3,114,267	3/20/23	3 month USD-LIBOR-BBA	1.75%	(86,073)
		237,290,000	(E)	(4,449,253)	3/20/23	1.75%	3 month USD-LIBOR-BBA	(1,815,337)
		48,971,000	(E)	(39,177)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(979)
		2,078,742,000	(E)	715,827	3/20/15	0.45%	3 month USD-LIBOR-BBA	(905,592)
		114,499,000	(E)	5,680,739	3/20/43	3 month USD-LIBOR-BBA	2.60%	1,018,340
	AUD	14,398,000		—	11/28/22	6 month AUD-BBR-BBSW	3.875%	71,291
	AUD	20,357,000		—	11/14/22	6 month AUD-BBR-BBSW	3.70%	(192,204)
	AUD	30,948,000		—	12/13/22	6 month AUD-BBR-BBSW	3.82%	7,914
	AUD	14,441,000		—	12/13/22	6 month AUD-BBR-BBSW	3.8275%	13,199
	AUD	27,521,000		—	12/14/22	6 month AUD-BBR-BBSW	3.90375%	201,454
	AUD	40,664,000		—	12/19/22	6 month AUD-BBR-BBSW	3.9275%	380,562
	CAD	40,852,000		—	11/8/22	3 month CAD-BA-CDOR	2.1675%	(176,836)
	CHF	13,492,000		—	12/6/22	6 month CHF-LIBOR-BBA	0.87%	(102,859)
	CHF	16,824,000		—	12/28/22	6 month CHF-LIBOR-BBA	0.9325%	(34,938)
	EUR	63,693,000		—	10/18/22	1.818%	6 month EUR-EURIBOR-REUTERS	(2,372,266)
	EUR	17,130,000		—	12/19/22	1.616%	6 month EUR-EURIBOR-REUTERS	(121,749)
	EUR	17,036,000		—	1/2/23	1.562%	6 month EUR-EURIBOR-REUTERS	15,516
	EUR	88,640,000		—	12/6/22	1.695%	6 month EUR-EURIBOR-REUTERS	(1,595,341)
	EUR	1,704,291,000	(E)	—	8/6/17	1 year EUR-EONIA-OIS-COMPOUND	1.102%	3,981,755
	EUR	14,151,000		—	12/28/22	1.621%	6 month EUR-EURIBOR-REUTERS	(98,060)
	EUR	414,401,000		—	8/30/14	1 month EUR-EONIA-OIS-COMPOUND	0.11%	430,132
	EUR	414,401,000		—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(1,382,412)
	EUR	414,401,000		—	8/31/14	1 month EUR-EONIA-OIS-COMPOUND	0.11%	430,074
	EUR	414,401,000		—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(1,430,876)
	EUR	414,401,000		—	9/3/14	1 month EUR-EONIA-OIS-COMPOUND	0.086%	162,864
	EUR	414,401,000		—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(1,084,931)
	GBP	36,428,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	4,439,916
	GBP	10,076,000		—	12/14/22	1.906%	6 month GBP-LIBOR-BBA	(87,864)
	GBP	4,458,000		—	12/4/22	1.92%	6 month GBP-LIBOR-BBA	(52,835)
	GBP	16,552,000		—	12/10/22	1.8425%	6 month GBP-LIBOR-BBA	10,657
	GBP	11,997,000		—	12/12/22	1.8725%	6 month GBP-LIBOR-BBA	(45,923)
	JPY	4,428,970,000		—	12/6/22	0.745%	6 month JPY-LIBOR-BBA	404,117
	JPY	6,957,324,000		—	12/10/22	0.71%	6 month JPY-LIBOR-BBA	927,125
	JPY	2,136,265,000		—	12/20/22	6 month JPY-LIBOR-BBA	0.79%	(101,156)
	JPY	3,798,787,000		—	12/28/22	6 month JPY-LIBOR-BBA	0.7775%	(249,313)
	SEK	78,055,000		—	12/17/22	1.9875%	3 month SEK-STIBOR-SIDE	47,278
	SEK	94,566,000		—	1/3/23	3 month SEK-STIBOR-SIDE	2.02%	(20,794)
	SEK	543,107,000		—	12/6/22	3 month SEK-STIBOR-SIDE	2.09%	472,605
	JPMorgan Chase Bank N.A.
		$90,147,000	(E)	—	11/9/17	1.0325%	3 month USD-LIBOR-BBA	92,851
		94,267,000	(E)	(591,525)	3/20/23	1.75%	3 month USD-LIBOR-BBA	454,838
	CAD	41,210,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(1,048,750)
	CAD	72,924,000		—	5/2/15	3 month CAD-BA-CDOR	1.6575%	420,726
	CAD	98,340,000	(E)	—	11/7/17	3 month CAD-BA-CDOR	1.81%	(193,773)
	CAD	83,174,000		—	12/4/22	3 month CAD-BA-CDOR	2.15%	(602,982)
	EUR	18,125,000		—	7/30/22	6 month EUR-EURIBOR-REUTERS	1.803%	734,410
	GBP	23,251,000		—	12/6/22	1.856%	6 month GBP-LIBOR-BBA	(12,131)
	JPY	6,767,128,000		—	12/17/22	0.71875%	6 month JPY-LIBOR-BBA	857,698
	MXN	232,234,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(1,374,280)
	MXN	299,735,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(1,770,551)
	MXN	52,130,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	350,290
	MXN	325,230,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(1,204,978)
	MXN	778,041,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(2,882,643)
	MXN	325,230,000		—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	1,584,868
	MXN	528,640,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	2,960,987
	Royal Bank of Scotland PLC (The)
		$42,939,000	(E)	(301,896)	3/20/23	1.75%	3 month USD-LIBOR-BBA	174,727

	Total							$(6,922,639)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

			Upfront		Payments	Payments
			premium	Termination	made by	received by	Unrealized
	Notional amount		paid	date	fund per annum	fund per annum	appreciation
	$28,161,700	(E)	$(255,066)	3/20/23	1.75%	3 month USD-LIBOR-BBA	$57,529

	Total						$57,529
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$7,975,416	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	$15,030
	3,594,019	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,342
	3,252,114	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,941
	3,594,019	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	5,070
	3,249,875	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	8,991
	3,046,336	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	12,082
	9,900,185	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	18,658
	8,273,377	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,994
	22,348,737	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,929
	95,628,208	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	21,092
	6,035,017	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,331
	13,080,208	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(18,602)
	16,008,824	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	44,307
	10,657,638	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,351
	4,844,913	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,069
	4,552,959	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,151
	4,574,907	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	12,662
	2,567,696	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	10,588
	3,046,507	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,741
	35,569,019	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	55,862
	20,630,203	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,550
	12,335,058	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	35,004
	32,567,796	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(46,316)
	27,232,550	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	42,769
	9,071,443	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	25,107
	1,681,169	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,632
	9,222,104	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,115)
	72,920,000	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(1,310,081)
	3,312,603	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,203
	13,682,921	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	34,400
	21,658,279	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	30,551
	4,544,997	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	6,411
	45,220,054	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,974
	23,399	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5
	4,461,251	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	4,922
	49,783,203	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(70,799)
	29,904,724	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	82,766
	13,745,988	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(19,549)
	21,410,823	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,722
	6,503,246	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,531)
	5,272,171	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,936
	10,638,139	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,346
	720,674	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Ginnie Mae II pools	(1,359)
	45,518,410	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	187,703
	146,745,130	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	230,466
	10,063,254	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	14,195
	41,431,279	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	65,069
	6,988,479	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,170
	22,662,488	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	42,709
	16,429,858	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	30,963
	211,152	1/12/39	(6.00%)1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	599
	3,860,103	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	7,087
Citibank, N.A.
	4,419,623	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,941
	26,586,030	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	41,754
Credit Suisse International
	15,610,146	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	24,516
	80,494,933	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	356,866
	12,975,129	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	18,302
	3,243,962	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	4,576
	6,866,335	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,514
	1,376,334	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(3,460)
	15,139,865	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,339
	3,252,114	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,108
	22,543,337	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(32,060)
	226,172	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	381
	821,781	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,036
	1,128,671	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,423
	1,089,623	1/12/39	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,739
	3,744,176	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	12,333
	3,744,176	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	15,432
	25,402,529	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	35,832
Deutsche Bank AG
	5,413,786	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	14,984
	22,543,337	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(32,060)
	611,548	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	1,314
	1,132,891	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	2,434
Goldman Sachs International
	20,275,317	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,472
	3,249,875	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	717
	3,046,336	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	7,659
	41,680,000	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	334,274
	31,260,000	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	219,445
	7,831,931	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	16,921
	6,930,032	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,529
	387,385	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	85
	8,646,719	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	21,738
	6,269,968	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	15,763
	26,559,274	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,858
	13,960,811	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,079
	42,041,260	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	105,695
	38,029,846	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	95,610
	11,336,856	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,123)
	4,259,000	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,057)
	70,804,762	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	178,008
	18,101,327	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	45,508
	6,098,715	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,345
	19,796,936	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,366
	9,079,556	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	25,766
	8,605,941	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	24,422
	2,817,917	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,007)
	15,696,244	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,462
	578,800	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,251
	9,045,560	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	25,669
	5,402,969	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	15,332
	18,092,599	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	51,342
	9,044,571	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	22,739
	3,632,295	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	7,848
	4,117,473	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(1,573)
	4,884,390	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	6,946
	5,488,334	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(10,343)
	3,709,415	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	8,559
	4,881,379	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(20,129)
	28,869,285	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,367
	8,440,601	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,004)
	6,888,434	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,519
	13,193,191	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,910
	12,992,348	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,866
	12,359,923	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,726
	15,530,293	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(22,086)
	631,458	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	1,159
	793,010	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Ginnie Mae II pools	(1,906)
	10,129,097	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,405)
	302,028	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	653
	5,236,254	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	11,313
	773,424	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,100)
	2,063,279	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,934)
	704,667	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,002)
	34,850,000	4/3/17	2.3225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	64,438
	34,850,000	4/4/17	2.35%	USA Non Revised Consumer Price Index- Urban (CPI-U)	115,876
	10,520,494	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,320
	5,082,208	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	10,980
	10,164,227	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	21,960
	1,878,611	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,059
	4,883,261	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,077
	9,357,689	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,064
	6,678,492	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,473
	34,850,000	4/5/17	2.355%	USA Non Revised Consumer Price Index- Urban (CPI-U)	125,599
	34,850,000	4/5/22	2.66%	USA Non Revised Consumer Price Index- Urban (CPI-U)	37,290
	21,570,067	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,758
	10,538,693	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,324
GBP	21,746,000	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(713,606)
GBP	21,746,000	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(826,718)
GBP	43,492,000	9/20/17	2.6625%	GBP Non-revised UK Retail Price Index	(344,775)
GBP	21,746,000	9/21/17	2.66%	GBP Non-revised UK Retail Price Index	(176,980)
GBP	21,746,000	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(836,503)
JPMorgan Chase Bank N.A.
	$42,755,999	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,430
	28,103,056	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	70,653
GBP	19,710,000	9/12/14	2.825%	GBP Non-revised UK Retail Price Index	(158,136)
Royal Bank of Scotland PLC (The)
	$3,249,875	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	717

Total					$(1,271,106)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Barclays Bank PLC
	Irish Gov't, 4.50%, 4/18/2020	—	$(336,426)		$4,199,000	9/20/17	(100 basis points (bp))	$(127,154)
	Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(685,119)		4,199,000	9/20/17	(100 bp)	(141,027)
	Credit Suisse International
	Spain Gov't, 5.50%, 7/30/2017	—	(495,028)		4,199,000	9/20/17	(100 bp)	(159,584)
	Deutsche Bank AG
	Republic of Argentina, 8.28%, 12/31/33	CC/F	334,446		2,860,000	3/20/17	500 bp	(437,705)
	Russian Federation, 7 1/2%, 3/31/30	—	—		987,500	4/20/13	(112 bp)	(4,611)
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	BB-/F	—	EUR	2,045,000	9/20/13	715 bp	144,427
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	1,975,000	9/20/13	535 bp	99,231
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	1,975,000	9/20/13	477 bp	87,699
	JPMorgan Chase Bank N.A.
	Russian Federation, 7 1/2%, 3/31/30	Baa1	—		$495,000	9/20/13	276 bp	12,656

	Total							$(526,068)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2012. Securities rated by Fitch are indicated by “/F”.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through December 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $3,259,180,039.
(b)	The aggregate identified cost on a tax basis is $3,963,275,070, resulting in gross unrealized appreciation and depreciation of $158,945,505 and $71,456,062, respectively, or net unrealized appreciation of $87,489,443.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$—	$451,409,154	$305,342,768	$33,101	$146,066,386
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(E)	Extended settlement date on premium.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(g)	The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $269,092,939 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	85.1%
	Venezuela	2.4
	Russia	2.3
	Argentina	1.7
	Luxembourg	1.4
	Ukraine	1.0
	United Kingdom	0.8
	Germany	0.7
	Turkey	0.5
	Canada	0.5
	Other	3.6

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Certain options contracts include premiums that do not settle until the expiration date of the contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into over-the-counter (OTC) and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk.
	An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the contracts being exchange traded and the exchange's clearinghouse guaranteeing the contract from default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
	In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
	For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $428,123 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $29,679,233 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $23,434,931.
	TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$—	$299,840
Convertible bonds and notes	—	4,542,945	—
Corporate bonds and notes	—	1,235,674,314	—
Foreign government and agency bonds and notes	—	202,159,876	—
Mortgage-backed securities	—	1,508,007,497	—
Purchased swap options outstanding	—	6,338,418	—
Senior loans	—	48,944,160	—
U.S. government agency obligations	—	450,431	—
U.S. government and agency mortgage obligations	—	786,446,527	—
U.S. treasury obligations	—	290,249	—
Short-term investments	148,746,386	108,863,870	—

Totals by level	$148,746,386	$3,901,718,287	$299,840

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$2,107,353	$—
Futures contracts	(454,097)	—	—
TBA sale commitments	—	(731,536,736)	—
Interest rate swap contracts	—	(16,350,711)	—
Total return swap contracts	—	(1,271,106)	—
Credit default contracts	—	656,059	—

Totals by level	$(454,097)	$(746,395,141)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$1,432,821	$776,762
Foreign exchange contracts	6,730,658	4,623,305
Interest rate contracts	54,721,789	66,459,285

Total	$62,885,268	$71,859,352

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased swap option contracts (contract amount)	$2,402,600,000
Futures contracts (number of contracts)	1,700
Forward currency contracts (contract amount)	$2,294,200,000
OTC Interest rate swap contracts (notional)	$16,874,900,000
Centrally Cleared Interest rate swap contracts (notional)	$21,100,000
OTC Total return swap contracts (notional)	$2,273,800,000
OTC Credit default swap contracts (notional)	$29,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2013